Deferred tax assets and liabilities (Tables)	12 Months Ended
Dec. 31, 2022
Deferred tax expense (income) [abstract]
Schedule of deferred tax assets and liabilities
Deferred tax assets and liabilities are attributable to the following:

(in thousands of USD)	ASSETS	LIABILITIES	NET
Employee benefits	23	—	23
Unused tax losses & tax credits	66,304	—	66,304
Unremitted earnings	—	(64,781)	(64,781)
	66,327	(64,781)	1,546
Offset	(64,781)	64,781
Balance at December 31, 2021	1,546	—

Employee benefits	25	—	25
Unused tax losses & tax credits	60,308	—	60,308
Unremitted earnings	—	(58,930)	(58,930)
	60,333	(58,930)	1,403
Offset	(58,930)	58,930
Balance at December 31, 2022	1,403	—
Deferred tax assets and liabilities have not been recognized in respect of the following items:

(in thousands of USD)	December 31, 2022		December 31, 2021
	ASSETS	LIABILITIES	ASSETS	LIABILITIES
Deductible temporary differences	261	—	291	—
Taxable temporary differences	—	(12,162)	—	(12,162)
Tax losses & tax credits	29,776	—	29,753	—
	30,037	(12,162)	30,044	(12,162)
Offset	(12,162)	12,162	(12,162)	12,162
Total	17,875	—	17,882	—

(in thousands of USD)	Balance at Jan 1, 2020	Recognized in income	Recognized in equity	Other movements	Translation Differences	Balance at Dec 31, 2020
Employee benefits	26	—	—	—	3	29
Unused tax losses & tax credits	2,689	(1,369)	—	—	8	1,328
Total	2,715	(1,369)	—	—	11	1,357

	Balance at Jan 1, 2021	Recognized in income	Recognized in equity	Other movements	Translation Differences	Balance at Dec 31, 2021
Employee benefits	29	(4)	—	—	(2)	23
Unused tax losses & tax credits	1,328	201	—	—	(6)	1,523
Total	1,357	197	—	—	(8)	1,546

	Balance at Jan 1, 2022	Recognized in income	Recognized in equity	Other movements	Translation Differences	Balance at Dec 31, 2022
Employee benefits	23	4	—	—	(2)	25
Unused tax losses & tax credits	1,523	(137)	—	—	(8)	1,378
Reclassification	—	(991)	—	991	—	—
Total	1,546	(1,124)	—	991	(10)	1,403